Principal Group subsidiaries and associated companies (Details) - 12 months ended Dec. 31, 2022
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	USD ($)	EUR (€)	CHF (SFr)	JPY (¥)	DZD (دج)	ARS ($)	AUD ($)	BDT (৳)	BRL (R$)	CAD ($)	CLP ($)	HKD ($)	COP ($)	HRK (kn)	CZK (Kč)	DKK (kr)	EGP (ج.م.)	HUF (Ft)	INR (₨)	IDR (Rp)	ILS (₪)	MYR (RM)	MXN ($)	MAD (د.م.)	NZD ($)	NOK (kr)	PKR (₨)	PHP (₱)	PLN (zł)	RON	RUB (₽)	SAR (ر.س)	SGD ($)	ZAR (R)	KRW (₩)	SEK (kr)	TWD ($)	THB (฿)	TRY (₺)	UAH (₴)	AED (د.إ)	GBP (£)	VEF	VND (₫)
Disclosure of subsidiaries [line items]
Principal group companies materiality of assets or sales to third parties | $	$ 25,000,000
Subsidiaries [member] | Societe par actions SANDOZ, Algiers [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Société par actions SANDOZ
Principal place of business of subsidiary	Algiers
Country of incorporation of subsidiary	Algeria
Share/paid-in capital | دج					دج 650.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Argentina S.A., Buenos Aires [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Argentina S.A.
Principal place of business of subsidiary	Buenos Aires
Country of incorporation of subsidiary	Argentina
Share/paid-in capital | $						$ 906.1
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Australia Pty Ltd, Macquarie Park, NSW [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Australia Pty Ltd
Principal place of business of subsidiary	Macquarie Park, NSW
Country of incorporation of subsidiary	Australia
Share/paid-in capital | $							$ 2
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Pharmaceuticals Australia Pty Ltd, Macquarie Park, NSW [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Pharmaceuticals Australia Pty Ltd
Principal place of business of subsidiary	Macquarie Park, NSW
Country of incorporation of subsidiary	Australia
Share/paid-in capital | $							3,800,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Sandoz Pty Ltd, Macquarie Park, NSW [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Sandoz Pty Ltd
Principal place of business of subsidiary	Macquarie Park, NSW
Country of incorporation of subsidiary	Australia
Share/paid-in capital | $							$ 11,600,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Austria GmbH, Vienna [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Austria GmbH
Principal place of business of subsidiary	Vienna
Country of incorporation of subsidiary	Austria
Share/paid-in capital		€ 1,000,000.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Pharma GmbH, Vienna [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Pharma GmbH
Principal place of business of subsidiary	Vienna
Country of incorporation of subsidiary	Austria
Share/paid-in capital		1,100,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Sandoz GmbH, Kundl [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Sandoz GmbH
Principal place of business of subsidiary	Kundl
Country of incorporation of subsidiary	Austria
Share/paid-in capital		32,700,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | EBEWE Pharma Ges.m.b.H Nfg. KG, Unterach am Attersee [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	EBEWE Pharma Ges.m.b.H Nfg. KG
Principal place of business of subsidiary	Unterach am Attersee
Country of incorporation of subsidiary	Austria
Share/paid-in capital		1,000,000.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis (Bangladesh) Limited, Gazipur [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis (Bangladesh) Limited
Principal place of business of subsidiary	Gazipur
Country of incorporation of subsidiary	Bangladesh
Share/paid-in capital | ৳								৳ 162.5
Proportion of ownership interest in subsidiary	60.00%
Proportion of voting rights held in subsidiary	60.00%
Subsidiaries [member] | Novartis Pharma NV, Vilvoorde [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Pharma NV
Principal place of business of subsidiary	Vilvoorde
Country of incorporation of subsidiary	Belgium
Share/paid-in capital		72,100,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Sandoz NV, Vilvoorde [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Sandoz NV
Principal place of business of subsidiary	Vilvoorde
Country of incorporation of subsidiary	Belgium
Share/paid-in capital		19,200,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Alcon - Couvreur NV, Puurs [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Alcon - Couvreur NV
Principal place of business of subsidiary	Puurs
Country of incorporation of subsidiary	Belgium
Share/paid-in capital		110,600,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Investment Ltd., Hamilton [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Investment Ltd.
Principal place of business of subsidiary	Hamilton
Country of incorporation of subsidiary	Bermuda
Share/paid-in capital | $	$ 12,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Securities Investment Ltd., Hamilton [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Securities Investment Ltd.
Principal place of business of subsidiary	Hamilton
Country of incorporation of subsidiary	Bermuda
Share/paid-in capital | SFr			SFr 30,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Finance Services Ltd., Hamilton [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Finance Services Ltd.
Principal place of business of subsidiary	Hamilton
Country of incorporation of subsidiary	Bermuda
Share/paid-in capital | SFr			20,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Triangle International Reinsurance Limited, Hamilton [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Triangle International Reinsurance Limited
Principal place of business of subsidiary	Hamilton
Country of incorporation of subsidiary	Bermuda
Share/paid-in capital | SFr			1,000,000.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Trinity River Insurance Co Ltd., Hamilton [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Trinity River Insurance Co Ltd.
Principal place of business of subsidiary	Hamilton
Country of incorporation of subsidiary	Bermuda
Share/paid-in capital | $	$ 370,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Biociencias S.A., Sao Paulo [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Biociências S.A.
Principal place of business of subsidiary	São Paulo
Country of incorporation of subsidiary	Brazil
Share/paid-in capital | R$									R$ 507.1
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Sandoz do Brasil Industria Farmaceutica Ltda., Cambe, PR [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Sandoz do Brasil Indústria Farmacêutica Ltda.
Principal place of business of subsidiary	Cambé, PR
Country of incorporation of subsidiary	Brazil
Share/paid-in capital | R$									R$ 190.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Pharmaceuticals Canada Inc., Dorval, Quebec [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Pharmaceuticals Canada Inc.
Principal place of business of subsidiary	Dorval, Quebec
Country of incorporation of subsidiary	Canada
Share/paid-in capital | $										$ 1.2
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Sandoz Canada Inc., Boucherville, Quebec [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Sandoz Canada Inc.
Principal place of business of subsidiary	Boucherville, Quebec
Country of incorporation of subsidiary	Canada
Share/paid-in capital | $										$ 80.8
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Chile S.A., Santiago de Chile [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Chile S.A.
Principal place of business of subsidiary	Santiago de Chile
Country of incorporation of subsidiary	Chile
Share/paid-in capital | $											$ 2.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Beijing Novartis Pharma Co., Ltd., Beijing [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Beijing Novartis Pharma Co., Ltd.
Principal place of business of subsidiary	Beijing
Country of incorporation of subsidiary	China
Share/paid-in capital | $	$ 30,000,000.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Pharmaceuticals (HK) Limited, Hong Kong [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Pharmaceuticals (HK) Limited
Principal place of business of subsidiary	Hong Kong
Country of incorporation of subsidiary	China
Share/paid-in capital | $												$ 200
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | China Novartis Institutes for BioMedical Research Co., Ltd., Shanghai [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	China Novartis Institutes for BioMedical Research Co., Ltd.
Principal place of business of subsidiary	Shanghai
Country of incorporation of subsidiary	China
Share/paid-in capital | $	$ 320,000,000.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Suzhou Novartis Technical Development Co., Ltd., Changshu [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Suzhou Novartis Technical Development Co., Ltd.
Principal place of business of subsidiary	Changshu
Country of incorporation of subsidiary	China
Share/paid-in capital | $	$ 12,000,000.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Shanghai Novartis Trading Ltd., Shanghai [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Shanghai Novartis Trading Ltd.
Principal place of business of subsidiary	Shanghai
Country of incorporation of subsidiary	China
Share/paid-in capital | $	$ 3,200,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Sandoz (China) Pharmaceutical Co., Ltd., Zhongshan [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Sandoz (China) Pharmaceutical Co., Ltd.
Principal place of business of subsidiary	Zhongshan
Country of incorporation of subsidiary	China
Share/paid-in capital | $	$ 57,600,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis de Colombia S.A., Santafe de Bogota [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis de Colombia S.A.
Principal place of business of subsidiary	Santafé de Bogotá
Country of incorporation of subsidiary	Colombia
Share/paid-in capital | $													$ 7.9
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Sandoz d.o.o. farmaceutska industrija, Zagreb [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Sandoz d.o.o. farmaceutska industrija
Principal place of business of subsidiary	Zagreb
Country of incorporation of subsidiary	Croatia
Share/paid-in capital | kn														kn 25.6
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis s.r.o., Prague [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis s.r.o.
Principal place of business of subsidiary	Prague
Country of incorporation of subsidiary	Czech Republic
Share/paid-in capital | Kč															Kč 51.5
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Sandoz s.r.o., Prague [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Sandoz s.r.o.
Principal place of business of subsidiary	Prague
Country of incorporation of subsidiary	Czech Republic
Share/paid-in capital | Kč															Kč 44.7
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Healthcare A/S, Copenhagen [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Healthcare A/S
Principal place of business of subsidiary	Copenhagen
Country of incorporation of subsidiary	Denmark
Share/paid-in capital | kr																kr 14.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Sandoz A/S, Copenhagen [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Sandoz A/S
Principal place of business of subsidiary	Copenhagen
Country of incorporation of subsidiary	Denmark
Share/paid-in capital | kr																kr 12.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Ecuador S.A., Quito [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Ecuador S.A.
Principal place of business of subsidiary	Quito
Country of incorporation of subsidiary	Ecuador
Share/paid-in capital | $	$ 4,000,000.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Pharma S.A.E., Cairo [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Pharma S.A.E.
Principal place of business of subsidiary	Cairo
Country of incorporation of subsidiary	Egypt
Share/paid-in capital | ج.م.																	ج.م. 1,300,000,000
Proportion of ownership interest in subsidiary	99.96%
Proportion of voting rights held in subsidiary	99.96%
Subsidiaries [member] | Sandoz Egypt Pharma S.A.E., New Cairo City [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Sandoz Egypt Pharma S.A.E.
Principal place of business of subsidiary	New Cairo City
Country of incorporation of subsidiary	Egypt
Share/paid-in capital | ج.م.																	ج.م. 250,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Finland Oy, Espoo [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Finland Oy
Principal place of business of subsidiary	Espoo
Country of incorporation of subsidiary	Finland
Share/paid-in capital		459,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Groupe France S.A., Rueil-Malmaison [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Groupe France S.A.
Principal place of business of subsidiary	Rueil-Malmaison
Country of incorporation of subsidiary	France
Share/paid-in capital		903,000,000.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Pharma S.A.S., Rueil-Malmaison [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Pharma S.A.S.
Principal place of business of subsidiary	Rueil-Malmaison
Country of incorporation of subsidiary	France
Share/paid-in capital		43,400,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Gene Therapies France S.A.S., Rueil-Malmaison [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Gene Therapies France SAS
Principal place of business of subsidiary	Rueil-Malmaison
Country of incorporation of subsidiary	France
Share/paid-in capital		10,000,000,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Advanced Accelerator Applications S.A., Rueil-Malmaison [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Advanced Accelerator Applications S.A.
Principal place of business of subsidiary	Rueil-Malmaison
Country of incorporation of subsidiary	France
Share/paid-in capital		9,600,000
Proportion of ownership interest in subsidiary	99.23%
Proportion of voting rights held in subsidiary	99.23%
Subsidiaries [member] | Advanced Accelerator Applications Molecular Imaging France, Saint Genis Pouilly [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Advanced Accelerator Applications Molecular Imaging France
Principal place of business of subsidiary	Saint-Genis-Pouilly
Country of incorporation of subsidiary	France
Share/paid-in capital		7,500,000
Proportion of ownership interest in subsidiary	99.23%
Proportion of voting rights held in subsidiary	99.23%
Subsidiaries [member] | CELLforCURE, Les Ulis [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	CELLforCURE
Principal place of business of subsidiary	Les Ulis
Country of incorporation of subsidiary	France
Share/paid-in capital		4,200,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Sandoz S.A.S., Levallois-Perret [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Sandoz S.A.S.
Principal place of business of subsidiary	Levallois-Perret
Country of incorporation of subsidiary	France
Share/paid-in capital		5,400,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Deutschland GmbH, Nuremberg [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Deutschland GmbH
Principal place of business of subsidiary	Nuremberg
Country of incorporation of subsidiary	Germany
Share/paid-in capital		155,500,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Business Services GmbH, Wehr [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Business Services GmbH
Principal place of business of subsidiary	Wehr
Country of incorporation of subsidiary	Germany
Share/paid-in capital		25,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Pharma GmbH, Nuremberg [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Pharma GmbH
Principal place of business of subsidiary	Nuremberg
Country of incorporation of subsidiary	Germany
Share/paid-in capital		25,600,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Pharma Produktions GmbH, Wehr [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Pharma Produktions GmbH
Principal place of business of subsidiary	Wehr
Country of incorporation of subsidiary	Germany
Share/paid-in capital		2,000,000.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Sandoz International GmbH, Holzkirchen [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Sandoz International GmbH
Principal place of business of subsidiary	Holzkirchen
Country of incorporation of subsidiary	Germany
Share/paid-in capital		100,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | 1 A Pharma GmbH, Holzkirchen [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	1 A Pharma GmbH
Principal place of business of subsidiary	Holzkirchen
Country of incorporation of subsidiary	Germany
Share/paid-in capital		26,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | HEXAL AG, Holzkirchen [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	HEXAL AG
Principal place of business of subsidiary	Holzkirchen
Country of incorporation of subsidiary	Germany
Share/paid-in capital		93,700,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Salutas Pharma GmbH, Barleben [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Salutas Pharma GmbH
Principal place of business of subsidiary	Barleben
Country of incorporation of subsidiary	Germany
Share/paid-in capital		42,100,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Aeropharm GmbH, Rudolstadt [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Aeropharm GmbH
Principal place of business of subsidiary	Rudolstadt
Country of incorporation of subsidiary	Germany
Share/paid-in capital		26,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis (Hellas) S.A.C.I., Metamorphosis/Athens [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis (Hellas) S.A.C.I.
Principal place of business of subsidiary	Metamorphosis / Athens
Country of incorporation of subsidiary	Greece
Share/paid-in capital		233,900,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Hungary Healthcare Limited Liability Company, Budapest [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Hungary Healthcare Limited Liability Company
Principal place of business of subsidiary	Budapest
Country of incorporation of subsidiary	Hungary
Share/paid-in capital | Ft																		Ft 545.6
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Sandoz Hungary Limited Liability Company, Budapest [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Sandoz Hungary Limited Liability Company
Principal place of business of subsidiary	Budapest
Country of incorporation of subsidiary	Hungary
Share/paid-in capital | Ft																		Ft 883.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis India Limited, Mumbai [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis India Limited
Principal place of business of subsidiary	Mumbai
Country of incorporation of subsidiary	India
Share/paid-in capital | ₨																			₨ 123.5
Proportion of ownership interest in subsidiary	70.68%
Proportion of voting rights held in subsidiary	70.68%
Subsidiaries [member] | Novartis Healthcare Private Limited, Mumbai [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Healthcare Private Limited
Principal place of business of subsidiary	Mumbai
Country of incorporation of subsidiary	India
Share/paid-in capital | ₨																			60.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Sandoz Private Limited, Mumbai [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Sandoz Private Limited
Principal place of business of subsidiary	Mumbai
Country of incorporation of subsidiary	India
Share/paid-in capital | ₨																			₨ 32.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | PT. Novartis Indonesia, Jakarta [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	PT. Novartis Indonesia
Principal place of business of subsidiary	Jakarta
Country of incorporation of subsidiary	Indonesia
Share/paid-in capital | Rp																				Rp 7.7
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Ireland Limited, Dublin [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Ireland Limited
Principal place of business of subsidiary	Dublin
Country of incorporation of subsidiary	Ireland
Share/paid-in capital		25,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Integrated Services Limited, Ringaskiddy, County Cork [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Integrated Services Limited
Principal place of business of subsidiary	Cork City
Country of incorporation of subsidiary	Ireland
Share/paid-in capital		100
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Gene Therapies EU Limited, Dublin [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Gene Therapies EU Limited
Principal place of business of subsidiary	Dublin
Country of incorporation of subsidiary	Ireland
Share/paid-in capital		100
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Israel Ltd., Tel Aviv [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Israel Ltd.
Principal place of business of subsidiary	Tel Aviv
Country of incorporation of subsidiary	Israel
Share/paid-in capital | ₪																					₪ 1,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Farma S.p.A., Milan [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Farma S.p.A.
Principal place of business of subsidiary	Milan
Country of incorporation of subsidiary	Italy
Share/paid-in capital		18,200,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Advanced Accelerator Applications (Italy) S.r.l., Pozzilli [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Advanced Accelerator Applications (Italy) S.r.l.
Principal place of business of subsidiary	Pozzilli
Country of incorporation of subsidiary	Italy
Share/paid-in capital		119,000
Proportion of ownership interest in subsidiary	99.23%
Proportion of voting rights held in subsidiary	99.23%
Subsidiaries [member] | Sandoz S.p.A., Origgio [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Sandoz S.p.A.
Principal place of business of subsidiary	Origgio
Country of incorporation of subsidiary	Italy
Share/paid-in capital		1,700,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Pharma K.K., Tokyo [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Pharma K.K.
Principal place of business of subsidiary	Tokyo
Country of incorporation of subsidiary	Japan
Share/paid-in capital | ¥				¥ 100.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Ciba-Geigy Japan Limited, Tokyo [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Ciba-Geigy Japan Limited
Principal place of business of subsidiary	Tokyo
Country of incorporation of subsidiary	Japan
Share/paid-in capital | ¥				100.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Sandoz K.K., Tokyo [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Sandoz K.K.
Principal place of business of subsidiary	Tokyo
Country of incorporation of subsidiary	Japan
Share/paid-in capital | ¥				¥ 100.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Baltics SIA, Riga [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Baltics SIA
Principal place of business of subsidiary	Riga
Country of incorporation of subsidiary	Latvia
Share/paid-in capital		3,000,000.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Investments S.a r.l., Luxembourg City [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Investments S.à r.l.
Principal place of business of subsidiary	Luxembourg City
Country of incorporation of subsidiary	Luxembourg
Share/paid-in capital | $	$ 100,000,000.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Finance S.A., Luxembourg City [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Finance S.A.
Principal place of business of subsidiary	Luxembourg City
Country of incorporation of subsidiary	Luxembourg
Share/paid-in capital | $	$ 100,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Corporation (Malaysia) Sdn. Bhd., Petaling Jaya [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Corporation (Malaysia) Sdn. Bhd.
Principal place of business of subsidiary	Petaling Jaya
Country of incorporation of subsidiary	Malaysia
Share/paid-in capital | RM																						RM 3.3
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Farmaceutica, S.A. de C.V., Mexico City [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Farmacéutica, S.A. de C.V.
Principal place of business of subsidiary	Mexico City
Country of incorporation of subsidiary	Mexico
Share/paid-in capital | $																							$ 205.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Sandoz, S.A. de C.V., Mexico City [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Sandoz, S.A. de C.V.
Principal place of business of subsidiary	Mexico City
Country of incorporation of subsidiary	Mexico
Share/paid-in capital | $																							$ 468.2
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Pharma Maroc SA, Casablanca [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Pharma Maroc SA
Principal place of business of subsidiary	Casablanca
Country of incorporation of subsidiary	Morocco
Share/paid-in capital | د.م.																								د.م. 80.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Netherlands B.V., Amsterdam [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Netherlands B.V.
Principal place of business of subsidiary	Amsterdam
Country of incorporation of subsidiary	Netherlands
Share/paid-in capital		1,400,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Pharma B.V., Amsterdam [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Pharma B.V.
Principal place of business of subsidiary	Amsterdam
Country of incorporation of subsidiary	Netherlands
Share/paid-in capital		4,500,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | IDB Holland BV, Baarle-Nassau [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	IDB Holland BV
Principal place of business of subsidiary	Baarle-Nassau
Country of incorporation of subsidiary	Netherlands
Share/paid-in capital		18,000
Proportion of ownership interest in subsidiary	99.23%
Proportion of voting rights held in subsidiary	99.23%
Subsidiaries [member] | Sandoz B.V., Almere [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Sandoz B.V.
Principal place of business of subsidiary	Almere
Country of incorporation of subsidiary	Netherlands
Share/paid-in capital		907,560
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis New Zealand Ltd, Auckland [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis New Zealand Ltd
Principal place of business of subsidiary	Auckland
Country of incorporation of subsidiary	New Zealand
Share/paid-in capital | $																									$ 820,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Norge AS, Oslo [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Norge AS
Principal place of business of subsidiary	Oslo
Country of incorporation of subsidiary	Norway
Share/paid-in capital | kr																										kr 1.5
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Pharma (Pakistan) Limited, Karachi [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Pharma (Pakistan) Limited
Principal place of business of subsidiary	Karachi
Country of incorporation of subsidiary	Pakistan
Share/paid-in capital | ₨																											₨ 6.7
Proportion of ownership interest in subsidiary	99.99%
Proportion of voting rights held in subsidiary	99.99%
Subsidiaries [member] | Novartis Pharma (Logistics), Inc., Panama City [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Pharma (Logistics), Inc.
Principal place of business of subsidiary	Panama City
Country of incorporation of subsidiary	Panama
Share/paid-in capital | $	$ 10,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Healthcare Philippines, Inc., Makati City [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Healthcare Philippines, Inc.
Principal place of business of subsidiary	Makati City
Country of incorporation of subsidiary	Philippines
Share/paid-in capital | ₱																												₱ 298.8
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Sandoz Philippines Corporation, Makati City [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Sandoz Philippines Corporation
Principal place of business of subsidiary	Makati City
Country of incorporation of subsidiary	Philippines
Share/paid-in capital | ₱																												₱ 30.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Poland Sp. z o.o., Warsaw [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Poland Sp. z o.o.
Principal place of business of subsidiary	Warsaw
Country of incorporation of subsidiary	Poland
Share/paid-in capital | zł																													zł 44.2
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Sandoz Polska Sp. z o.o., Warsaw [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Sandoz Polska Sp. z o.o.
Principal place of business of subsidiary	Warsaw
Country of incorporation of subsidiary	Poland
Share/paid-in capital | zł																													25.6
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Lek S.A., Strykow [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Lek S.A.
Principal place of business of subsidiary	Strykow
Country of incorporation of subsidiary	Poland
Share/paid-in capital | zł																													zł 11.4
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Portugal SGPS Lda., Porto Salvo [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Portugal, S.G.P.S., Lda.
Principal place of business of subsidiary	Porto Salvo
Country of incorporation of subsidiary	Portugal
Share/paid-in capital		500,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Farma - Produtos Farmaceuticos S.A., Porto Salvo [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Farma - Produtos Farmacêuticos, S.A.
Principal place of business of subsidiary	Porto Salvo
Country of incorporation of subsidiary	Portugal
Share/paid-in capital		2,400,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Sandoz Farmaceutica Lda., Porto Salvo [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Sandoz Farmacêutica, Lda.
Principal place of business of subsidiary	Porto Salvo
Country of incorporation of subsidiary	Portugal
Share/paid-in capital		499,900
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Pharma Services Romania S.R.L., Bucharest [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Pharma Services Romania S.R.L.
Principal place of business of subsidiary	Bucharest
Country of incorporation of subsidiary	Romania
Share/paid-in capital | RON																														RON 3.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Sandoz S.R.L., Targu-Mures [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Sandoz S.R.L.
Principal place of business of subsidiary	Targu-Mures
Country of incorporation of subsidiary	Romania
Share/paid-in capital | RON																														RON 119.5
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Pharma LLC, Moscow [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Pharma LLC
Principal place of business of subsidiary	Moscow
Country of incorporation of subsidiary	Russian Federation
Share/paid-in capital | ₽																															₽ 20.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Neva LLC, St. Petersburg [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Neva LLC
Principal place of business of subsidiary	St. Petersburg
Country of incorporation of subsidiary	Russian Federation
Share/paid-in capital | ₽																															500.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | JSC Sandoz, Moscow [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	JSC Sandoz
Principal place of business of subsidiary	Moscow
Country of incorporation of subsidiary	Russian Federation
Share/paid-in capital | ₽																															₽ 57.4
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Saudi Ltd., Riyadh [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Saudi Ltd.
Principal place of business of subsidiary	Riyadh
Country of incorporation of subsidiary	Saudi Arabia
Share/paid-in capital | ر.س																																ر.س 30.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis (Singapore) Pte Ltd., Singapore [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis (Singapore) Pte Ltd.
Principal place of business of subsidiary	Singapore
Country of incorporation of subsidiary	Singapore
Share/paid-in capital | $																																	$ 100,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Singapore Pharmaceutical Manufacturing Pte Ltd, Singapore [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Singapore Pharmaceutical Manufacturing Pte Ltd
Principal place of business of subsidiary	Singapore
Country of incorporation of subsidiary	Singapore
Share/paid-in capital | $																																	45,000,000.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Asia Pacific Pharmaceuticals Pte Ltd, Singapore [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Asia Pacific Pharmaceuticals Pte Ltd
Principal place of business of subsidiary	Singapore
Country of incorporation of subsidiary	Singapore
Share/paid-in capital | $																																	$ 39,000,000.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Slovakia s.r.o., Bratislava [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Slovakia s.r.o.
Principal place of business of subsidiary	Bratislava
Country of incorporation of subsidiary	Slovakia
Share/paid-in capital		2,000,000.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Lek Pharmaceuticals d.d., Ljubjana [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Lek Pharmaceuticals d.d.
Principal place of business of subsidiary	Ljubljana
Country of incorporation of subsidiary	Slovenia
Share/paid-in capital		48,400,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Sandoz Pharmaceuticals d.d., Ljubjana [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Sandoz Pharmaceuticals d.d.
Principal place of business of subsidiary	Ljubljana
Country of incorporation of subsidiary	Slovenia
Share/paid-in capital		1,500,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis South Africa (Pty) Ltd, Midrand [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis South Africa (Pty) Ltd
Principal place of business of subsidiary	Midrand
Country of incorporation of subsidiary	South Africa
Share/paid-in capital | R																																		R 86.3
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Sandoz South Africa (Pty) Ltd, Midrand [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Sandoz South Africa (Pty) Ltd
Principal place of business of subsidiary	Midrand
Country of incorporation of subsidiary	South Africa
Share/paid-in capital | R																																		R 3.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Korea Ltd., Seoul [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Korea Ltd.
Principal place of business of subsidiary	Seoul
Country of incorporation of subsidiary	South Korea
Share/paid-in capital | ₩																																			₩ 24.5
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Farmaceutica, S.A., Barcelona [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Farmacéutica, S.A.
Principal place of business of subsidiary	Barcelona
Country of incorporation of subsidiary	Spain
Share/paid-in capital		63,000,000.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Advanced Accelerator Applications Iberica, S.L.U., Barcelona [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Advanced Accelerator Applications Iberica, S.L.U.
Principal place of business of subsidiary	Esplugues de Llobregat
Country of incorporation of subsidiary	Spain
Share/paid-in capital		22,600,000
Proportion of ownership interest in subsidiary	99.23%
Proportion of voting rights held in subsidiary	99.23%
Subsidiaries [member] | Sandoz Farmaceutica S.A., Madrid [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Sandoz Farmacéutica S.A.
Principal place of business of subsidiary	Madrid
Country of incorporation of subsidiary	Spain
Share/paid-in capital		270,450
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Sandoz Industrial Products S.A., Les Franqueses del Vall?s / Barcelona [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Sandoz Industrial Products S.A.
Principal place of business of subsidiary	Les Franqueses del Vallés / Barcelona
Country of incorporation of subsidiary	Spain
Share/paid-in capital		9,300,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Abadia Retuerta S.A., Sardon de Duero/Valladolid [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Abadia Retuerta S.A.
Principal place of business of subsidiary	Sardón de Duero / Valladolid
Country of incorporation of subsidiary	Spain
Share/paid-in capital		€ 6,000,000.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Sverige AB, Stockholm [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Sverige AB
Principal place of business of subsidiary	Stockholm
Country of incorporation of subsidiary	Sweden
Share/paid-in capital | kr																																				kr 5.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Holding AG, Basel [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Holding AG
Principal place of business of subsidiary	Basel
Country of incorporation of subsidiary	Switzerland
Share/paid-in capital | SFr			100,200,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis International Pharmaceutical Investment AG, Basel [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis International Pharmaceutical Investment AG
Principal place of business of subsidiary	Basel
Country of incorporation of subsidiary	Switzerland
Share/paid-in capital | SFr			100,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Bioventures AG, Basel [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Bioventures AG
Principal place of business of subsidiary	Basel
Country of incorporation of subsidiary	Switzerland
Share/paid-in capital | SFr			100,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Forschungsstiftung, Basel [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Forschungsstiftung
Principal place of business of subsidiary	Basel
Country of incorporation of subsidiary	Switzerland
Subsidiaries [member] | Novartis Stiftung fuer Kaderausbildung, Basel [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Stiftung für Kaderausbildung
Principal place of business of subsidiary	Basel
Country of incorporation of subsidiary	Switzerland
Subsidiaries [member] | Novartis Mitarbeiterbeteiligungsstiftung, Basel [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis-Mitarbeiterbeteiligungsstiftung
Principal place of business of subsidiary	Basel
Country of incorporation of subsidiary	Switzerland
Subsidiaries [member] | Novartis Stiftung fuer Mensch und Umwelt, Basel [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Stiftung für Mensch und Umwelt
Principal place of business of subsidiary	Basel
Country of incorporation of subsidiary	Switzerland
Subsidiaries [member] | Stiftung der Novartis AG fuer Erziehung, Ausbildung und Bildung, Basel [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Stiftung der Novartis AG für Erziehung, Ausbildung und Bildung
Principal place of business of subsidiary	Basel
Country of incorporation of subsidiary	Switzerland
Subsidiaries [member] | Novartis Overseas Investments AG, Basel [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Overseas Investments AG
Principal place of business of subsidiary	Basel
Country of incorporation of subsidiary	Switzerland
Share/paid-in capital | SFr			1,000,000.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Japat AG, Basel [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Japat AG
Principal place of business of subsidiary	Basel
Country of incorporation of subsidiary	Switzerland
Share/paid-in capital | SFr			50,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Pharma AG, Basel [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Pharma AG
Principal place of business of subsidiary	Basel
Country of incorporation of subsidiary	Switzerland
Share/paid-in capital | SFr			350,000,000.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Pharma Services AG, Basel [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Pharma Services AG
Principal place of business of subsidiary	Basel
Country of incorporation of subsidiary	Switzerland
Share/paid-in capital | SFr			20,000,000.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Pharma Schweizerhalle AG, Muttenz [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Pharma Schweizerhalle AG
Principal place of business of subsidiary	Muttenz
Country of incorporation of subsidiary	Switzerland
Share/paid-in capital | SFr			18,900,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Pharma Stein AG, Stein [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Pharma Stein AG
Principal place of business of subsidiary	Stein
Country of incorporation of subsidiary	Switzerland
Share/paid-in capital | SFr			251,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Pharma Schweiz AG, Risch [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Pharma Schweiz AG
Principal place of business of subsidiary	Risch
Country of incorporation of subsidiary	Switzerland
Share/paid-in capital | SFr			5,000,000.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Cellerys AG, Schlieren [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Cellerys AG
Principal place of business of subsidiary	Schlieren
Country of incorporation of subsidiary	Switzerland
Share/paid-in capital | SFr			129,630
Proportion of ownership interest in subsidiary	20.00%
Proportion of voting rights held in subsidiary	20.00%
Subsidiaries [member] | Arctos Medical AG, Bern [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Arctos Medical AG
Principal place of business of subsidiary	Bern
Country of incorporation of subsidiary	Switzerland
Share/paid-in capital | SFr			360,020
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Innovative Therapies AG, Risch [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Innovative Therapies AG
Principal place of business of subsidiary	Risch
Country of incorporation of subsidiary	Switzerland
Share/paid-in capital | SFr			100,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Advanced Accelerator Applications International SA, Geneve [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Advanced Accelerator Applications International SA
Principal place of business of subsidiary	Geneva
Country of incorporation of subsidiary	Switzerland
Share/paid-in capital | SFr			9,300,000
Proportion of ownership interest in subsidiary	99.23%
Proportion of voting rights held in subsidiary	99.23%
Subsidiaries [member] | Sandoz AG, Basel [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Sandoz AG
Principal place of business of subsidiary	Basel
Country of incorporation of subsidiary	Switzerland
Share/paid-in capital | SFr			5,000,000.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Sandoz Pharmaceuticals AG, Risch [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Sandoz Pharmaceuticals AG
Principal place of business of subsidiary	Risch
Country of incorporation of subsidiary	Switzerland
Share/paid-in capital | SFr			100,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis (Taiwan) Co., Ltd., Taipei [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis (Taiwan) Co., Ltd.
Principal place of business of subsidiary	Taipei
Country of incorporation of subsidiary	Taiwan
Share/paid-in capital | $																																					$ 170.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis (Thailand) Limited, Bangkok [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis (Thailand) Limited
Principal place of business of subsidiary	Bangkok
Country of incorporation of subsidiary	Thailand
Share/paid-in capital | ฿																																						฿ 302.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Saglik, Gida ve Tarim Urunleri Sanayi ve Ticaret A.S., Istanbul [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Saglik, Gida ve Tarim Ürünleri Sanayi ve Ticaret A.S.
Principal place of business of subsidiary	Istanbul
Country of incorporation of subsidiary	Turkey
Share/paid-in capital | ₺																																							₺ 448.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Farmanova Saglik Hizmetleri Ltd. Sti., Istanbul [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Farmanova Saglik Hizmetleri Ltd. Sti.
Principal place of business of subsidiary	Istanbul
Country of incorporation of subsidiary	Turkey
Share/paid-in capital | ₺																																							6.7
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Sandoz Ilac Sanayi ve Ticaret A.S., Istanbul [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Sandoz Ilaç Sanayi ve Ticaret A.S.
Principal place of business of subsidiary	Istanbul
Country of incorporation of subsidiary	Turkey
Share/paid-in capital | ₺																																							880.0
Proportion of ownership interest in subsidiary	99.99%
Proportion of voting rights held in subsidiary	99.99%
Subsidiaries [member] | Sandoz Grup Saglik Urunleri Ilaclari Sanayi ve Ticaret A.S., Gebze - Kocaeli [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Sandoz Grup Saglik Ürünleri Ilaçlari Sanayi ve Ticaret A.S.
Principal place of business of subsidiary	Gebze - Kocaeli
Country of incorporation of subsidiary	Turkey
Share/paid-in capital | ₺																																							₺ 96.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Sandoz Ukraine LLC, Kyiv [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Sandoz Ukraine LLC
Principal place of business of subsidiary	Kyiv
Country of incorporation of subsidiary	Ukraine
Share/paid-in capital | ₴																																								₴ 8.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Middle East FZE, Dubai [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Middle East FZE
Principal place of business of subsidiary	Dubai
Country of incorporation of subsidiary	United Arab Emirates
Share/paid-in capital | د.إ																																									د.إ 7.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis UK Limited, London [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis UK Limited
Principal place of business of subsidiary	London
Country of incorporation of subsidiary	United Kingdom
Share/paid-in capital | £																																										£ 25,500,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Pharmaceuticals UK Limited, London [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Pharmaceuticals UK Limited
Principal place of business of subsidiary	London
Country of incorporation of subsidiary	United Kingdom
Share/paid-in capital | £																																										5,400,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Grimsby Limited, London [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Grimsby Limited
Principal place of business of subsidiary	London
Country of incorporation of subsidiary	United Kingdom
Share/paid-in capital | £																																										250,000,000.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Advanced Accelerator Applications (UK & Ireland), London [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Advanced Accelerator Applications (UK & Ireland)
Principal place of business of subsidiary	London
Country of incorporation of subsidiary	United Kingdom
Share/paid-in capital | £																																										100
Proportion of ownership interest in subsidiary	99.23%
Proportion of voting rights held in subsidiary	99.23%
Subsidiaries [member] | Neutec Pharma Limited, London [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Neutec Pharma Limited
Principal place of business of subsidiary	London
Country of incorporation of subsidiary	United Kingdom
Share/paid-in capital | £																																										7.7
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Gyroscope Therapeutics Limited, London [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Gyroscope Therapeutics Limited
Principal place of business of subsidiary	London
Country of incorporation of subsidiary	United Kingdom
Share/paid-in capital | £																																										1,492
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Sandoz Limited, Frimley/Camberley [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Sandoz Limited
Principal place of business of subsidiary	Frimley / Camberley
Country of incorporation of subsidiary	United Kingdom
Share/paid-in capital | £																																										£ 2,000,000.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Corporation, East Hanover, NJ [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Corporation
Principal place of business of subsidiary	East Hanover, NJ
Country of incorporation of subsidiary	USA
Share/paid-in capital | $	$ 72,200,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Capital Corporation, East Hanover, NJ [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Capital Corporation
Principal place of business of subsidiary	East Hanover, NJ
Country of incorporation of subsidiary	USA
Share/paid-in capital | $	$ 1
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Services, Inc., East Hanover, NJ [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Services, Inc.
Principal place of business of subsidiary	East Hanover, NJ
Country of incorporation of subsidiary	USA
Share/paid-in capital | $	$ 1
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis US Foundation, East Hanover, NJ [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis US Foundation
Principal place of business of subsidiary	East Hanover, NJ
Country of incorporation of subsidiary	USA
Subsidiaries [member] | Novartis Pharmaceuticals Corporation, East Hanover, NJ [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Pharmaceuticals Corporation
Principal place of business of subsidiary	East Hanover, NJ
Country of incorporation of subsidiary	USA
Share/paid-in capital | $	$ 650
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Advanced Accelerator Applications USA, Inc., Millburn, NJ [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Advanced Accelerator Applications USA, Inc.
Principal place of business of subsidiary	Millburn, NJ
Country of incorporation of subsidiary	USA
Share/paid-in capital | $	$ 1
Proportion of ownership interest in subsidiary	99.23%
Proportion of voting rights held in subsidiary	99.23%
Subsidiaries [member] | Novartis Gene Therapies, Inc., Bannockburn, IL [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Gene Therapies, Inc.
Principal place of business of subsidiary	Bannockburn, IL
Country of incorporation of subsidiary	USA
Share/paid-in capital | $	$ 1
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Technology LLC, Inc., East Hanover, NJ [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Technology LLC
Principal place of business of subsidiary	East Hanover, NJ
Country of incorporation of subsidiary	USA
Subsidiaries [member] | Novartis Institutes for BioMedical Research, Inc., Cambridge, MA [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Institutes for BioMedical Research, Inc.
Principal place of business of subsidiary	Cambridge, MA
Country of incorporation of subsidiary	USA
Share/paid-in capital | $	$ 1
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Cadent Therapeutics, Cambridge, MA [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Cadent Therapeutics
Principal place of business of subsidiary	Cambridge, MA
Country of incorporation of subsidiary	USA
Share/paid-in capital | $	$ 0.1
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Endocyte, Inc., East Hanover, NJ [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Endocyte, Inc.
Principal place of business of subsidiary	East Hanover, NJ
Country of incorporation of subsidiary	USA
Share/paid-in capital | $	$ 1
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Navigate BioPharma Services, Inc., Carlsbad, CA [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Navigate BioPharma Services, Inc.
Principal place of business of subsidiary	Carlsbad, CA
Country of incorporation of subsidiary	USA
Share/paid-in capital | $	$ 1
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | The Medicines Company, East Hanover, NJ [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	The Medicines Company
Principal place of business of subsidiary	East Hanover, NJ
Country of incorporation of subsidiary	USA
Share/paid-in capital | $	$ 1,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Sandoz Inc., Princeton, NJ [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Sandoz Inc.
Principal place of business of subsidiary	Princeton, NJ
Country of incorporation of subsidiary	USA
Share/paid-in capital | $	$ 25,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Oriel Therapeutics, Inc., Durham, NC [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Oriel Therapeutics, Inc.
Principal place of business of subsidiary	Durham, NC
Country of incorporation of subsidiary	USA
Share/paid-in capital | $	$ 50,000,000.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Fougera Pharmaceuticals Inc., Melville, NY [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Fougera Pharmaceuticals Inc.
Principal place of business of subsidiary	Melville, NY
Country of incorporation of subsidiary	USA
Share/paid-in capital | $	$ 1
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Eon Labs, Inc., Princeton, NJ [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Eon Labs, Inc.
Principal place of business of subsidiary	Princeton, NJ
Country of incorporation of subsidiary	USA
Share/paid-in capital | $	$ 1
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis de Venezuela, S.A., Caracas [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis de Venezuela, S.A.
Principal place of business of subsidiary	Caracas
Country of incorporation of subsidiary	Venezuela
Share/paid-in capital | VEF																																											VEF 0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Vietnam Company Limited, Ho Chi Minh City [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Vietnam Company Limited
Principal place of business of subsidiary	Ho Chi Minh City
Country of incorporation of subsidiary	Vietnam
Share/paid-in capital | ₫																																												₫ 70
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis International AG, Basel [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis International AG
Principal place of business of subsidiary	Basel
Country of incorporation of subsidiary	Switzerland
Share/paid-in capital | SFr			SFr 10,000,000.0
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Subsidiaries [member] | Novartis Finance Corporation, East Hanover, NJ [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Novartis Finance Corporation
Principal place of business of subsidiary	East Hanover, NJ
Country of incorporation of subsidiary	USA
Share/paid-in capital | $	$ 1,000
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%